Interest in associates and joint ventures (Details) - Business Growth Fund Group plc - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
HSBC’s interest percent	24.62%
Share of profit	£ (22)	£ 192	£ 5
Investments in associates	£ 673	£ 702	£ 471